UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03905

Name of Fund:  Merrill Lynch Corporate Dividend Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
     Terry K. Glenn, President, Merrill Lynch Corporate Dividend
     Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
     Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this
                               report. No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Corporate Dividend Fund, Inc.


By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Corporate Dividend Fund, Inc.


Date: November 11, 2004